Cash and cash equivalents and cash flow supporting notes (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents And Cash Flow Supporting Notes
Schedule of cash and cash equivalents	Cash and cash equivalents for purposes of the consolidated statement of cash flows comprises:
	2018	2017	2016
	£'000	£’000	£’000
Cash at bank available on demand	2,343	13,204	17,608

Schedule of cash inflows from an equity financing transaction

During 2017 and 2016, cash inflows arose from an equity financing transaction, included within financing activities on the face of the cash flow statement.

	2018	2017	2016
	£'000	£’000	£’000
Funds raised on Public Offering	-	6,157	16,673
Costs of raising funds on Public Offering	-	(429)	(1,105)
	-	5,728	15,568

Schedule of changes in bank loan liabilities

The following changes in bank loan liabilities arose as a result of financing activities during the year:

	Non-current liabilities, bank loans	Current liabilities, bank loans	Total
	£’000	£’000	£’000
At 1 January 2018	5,207	11	5,218
Cash flows	(5,494)	(7)	(5,501)
Foreign Exchange	287	-	287
At 31 December 2018	-	4	4

	Non-current liabilities, bank loans	Current liabilities, bank loans	Total
	£’000	£’000	£’000
At 1 January 2017	-	23	23
Cash Flows	5,249	(12)	5,237
Foreign Exchange	(42)	-	(42)
At 31 December 2017	5,207	11	5,218